Investments And Fair Value Measurements (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 3,412	[1]
Restricted Cash and Investments, Current	850		738
Cash Flow Hedge Derivative Instrument Assets at Fair Value	65
Fair value of assets and liabilities measured on recurring basis	4,327
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	438	[1]
Restricted Cash and Investments, Current	850	[1]
Cash Flow Hedge Derivative Instrument Assets at Fair Value	0	[1]
Fair value of assets and liabilities measured on recurring basis	1,288
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	2,974	[1]
Restricted Cash and Investments, Current	0	[1]
Cash Flow Hedge Derivative Instrument Assets at Fair Value	65	[1]
Fair value of assets and liabilities measured on recurring basis	3,039
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	[1]
Restricted Cash and Investments, Current	0	[1]
Cash Flow Hedge Derivative Instrument Assets at Fair Value	0	[1]
Fair value of assets and liabilities measured on recurring basis	0
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	438	[1],[2]
Money Market Funds [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	438	[1],[2]
Money Market Funds [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	[1],[2]
Money Market Funds [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	[1],[2]
Government Agency Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	545	[1],[2]
Government Agency Investments [Member] | Maturity Dates Exceeding One Year [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	545
Government Agency Investments [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	[1],[2]
Government Agency Investments [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	545	[1],[2]
Government Agency Investments [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	[1],[2]
Repurchase Agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	304	[1],[2]
Repurchase Agreements [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	[1],[2]
Repurchase Agreements [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	304	[1],[2]
Repurchase Agreements [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	[1],[2]
Corporate Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,519	[1],[2]
Corporate Obligations [Member] | Maturity Dates Exceeding One Year [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	405
Corporate Obligations [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure		[1],[2]
Corporate Obligations [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,519	[1],[2]
Corporate Obligations [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	0	[1],[2]
Bank Notes/Certificates Of Deposit/Time Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	606	[1],[2]
Bank Notes/Certificates Of Deposit/Time Deposits [Member] | Maturity Dates Exceeding One Year [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	200
Bank Notes/Certificates Of Deposit/Time Deposits [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure		[1],[2]
Bank Notes/Certificates Of Deposit/Time Deposits [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	606	[1],[2]
Bank Notes/Certificates Of Deposit/Time Deposits [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 0	[1],[2]

[1]	Unrealized gains or losses on short-term investments, restricted cash and short-term investments and derivatives qualifying for hedge accounting are recorded in Accumulated other comprehensive income (loss) at each measurement date.
[2]	The Company's short-term investments mature in one year or less except for $200 million of Bank notes/Certificates of deposit/Time deposits, $545 million of U.S. Government agency investments and $405 million of Corporate obligations which have maturity dates exceeding one year.